Inventories, net (Tables)	3 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Components of Inventories

(in millions)	March 31, 2021	December 31, 2020
Raw materials	$172.5	$168.2
Work-in-process	73.1	67.4
Finished goods	243.5	225.8
Reserves	(30.1)	(28.7)
Inventories, net	$459.0	$432.7